Revenue	12 Months Ended
Dec. 31, 2023
Disclosure Revenue Abstract
Revenue

4.	Revenue

During the year ended December 31, 2023, the Company recognized its first revenues of over €4.1 million from technology sales relating to the delivery of the first full plant in Exolum, and the delivery of materials and equipment for CSIC in the fourth quarter.

	2023	2022
	€’000	€’000
Contract assets	752	-
Contract liabilities	587	-
Receivables, which are included in “Prepayments and other receivables”	270	-

The contract assets relate to revenue that has been recognised but not yet billed to the customer at the reporting date. This amount will transfer to receivables when the right becomes unconditional. This usually occurs when the Group issues an invoice to the customer.

The contract liabilities relate to the advance consideration received from customers for technology sale contracts which had not commenced as of the reporting date. These amounts will be recognised as revenue during 2024 as these contracts are fulfilled.

No information is provided about remaining performance obligations at the reporting date that have an original expected duration of one year or less, as permitted by IFRS 15.